Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 275,469	$ 274,663	$ 237,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		161,290	153,091	144,420
Write-off impairment		0	0	7,932
Stock-based compensation		10,463	5,312	4,086
Amortization of Series A, B, C and D related issuance costs, net		773	399	(46)
Deferred income taxes and reserve, net		(2,219)	39,095	(5,345)
Gain on sale of property, plant and equipment		(18,995)	(14,457)	(34,926)
Gain on sale of investments, remeasurement of investments held under fair value method		(7,360)	(15,153)	(23,572)
Equity in net (earnings) losses of affiliated companies and partnerships, net of dividend received(*)	[1]	11,368	7,724	(7,853)
Changes in operating assets and liabilities, net of amounts acquired:
Decrease (increase) in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses		97,151	(430,296)	(508,057)
Increase in inventories, net		(305,058)	(336,221)	(69,762)
Decrease (increase) in trade payables, other payables and accrued expenses		(123,289)	105,201	143,847
Severance, pension and termination indemnities, net		(51,689)	9,834	31,394
Increase (decrease) in contract liabilities		192,164	617,740	358,730
Net cash provided by (used in) operating activities		240,068	416,932	278,834
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets		(205,110)	(188,624)	(132,210)
Acquisitions of subsidiaries and business operations, net of cash assumed (Schedule A)		(12,430)	(385,011)	218
Investments in affiliated companies and other companies, net		(4,466)	(1,828)	(8,212)
Deferred payment on acquisition		81,487	0	0
Deferred payment on acquisition		50,749	60,560	0
Proceeds from sale of property, plant and equipment		24,882	25,745	71,933
Proceeds from sale of investments		11,651	16,177	44,200
Proceeds from sale of (investment in) long-term deposits, net		186	481	221
Investment in short-term deposits		2,567	5,899	983
Net cash used in investing activities		(151,982)	(587,721)	(22,867)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options		24	20	0
Repayment of long-term loans		(122,353)	(536,062)	(370,367)
Proceeds from long-term loans		39,547	476,273	201,551
Issuance of Series B, C, D Notes, net of issuance costs		0	575,249	0
Repayment of Series A, B, C and D Notes		(65,379)	0	(55,532)
Dividends paid		(86,813)	(79,175)	(78,194)
Change in short-term bank credit and loans, net		99,003	(285,317)	104,309
Net cash provided by (used in) financing activities		(135,971)	150,988	(198,233)
Net increase (decrease) in cash and cash equivalents		(47,885)	(19,801)	57,734
Cash and cash equivalents at the beginning of the year		258,993	278,794	221,060
Cash and cash equivalents at the end of the year		211,108	258,993	278,794
Supplemental Cash Flow Information [Abstract]
Dividends received from affiliated companies and partnerships		$ 18,409	$ 30,323	$ 9,151

[1]	Dividends received from affiliated companies and partnerships